Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 36,393	€ 33,910
Additions	6,879	7,248
Depreciation	(5,953)	(5,951)
Disposals	(22)	(89)
Transfers and others	(413)	(359)
Translation differences and hyperinflation adjustments	(2,772)	1,661
Inclusion of companies	113
Exclusion of companies		(27)
Property, plant and equipment	34,225	36,393
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,858	4,851
Additions	64	59
Depreciation	(391)	(386)
Disposals	(14)	(36)
Transfers and others	139	198
Translation differences and hyperinflation adjustments	(293)	173
Inclusion of companies	20
Exclusion of companies		(1)
Property, plant and equipment	4,383	4,858
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	26,770	24,682
Additions	2,096	1,325
Depreciation	(5,062)	(5,034)
Disposals	4	(22)
Transfers and others	3,455	4,464
Translation differences and hyperinflation adjustments	(2,039)	1,369
Inclusion of companies	73
Exclusion of companies		(14)
Property, plant and equipment	25,297	26,770
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,426	1,412
Additions	223	190
Depreciation	(500)	(531)
Disposals	(4)	(19)
Transfers and others	230	344
Translation differences and hyperinflation adjustments	(117)	30
Inclusion of companies	9
Exclusion of companies		0
Property, plant and equipment	1,267	1,426
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,339	2,965
Additions	4,496	5,674
Depreciation	0	0
Disposals	(8)	(12)
Transfers and others	(4,237)	(5,365)
Translation differences and hyperinflation adjustments	(323)	89
Inclusion of companies	11
Exclusion of companies		(12)
Property, plant and equipment	€ 3,278	€ 3,339